Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.2%
AerSale Corp.* 42,726 $ 397,352
Air Freight & Logistics - 1.7%
Forward Air Corp. 21,369 947,288
Hub Group, Inc. - Class A* 51,942 2,351,934
3,299,222
Automobile Components - 0.8%
LCI Industries 5,150 573,092
Patrick Industries, Inc. 4,510 452,759
Phinia, Inc. 9,503 287,371
XPEL, Inc.* 5,627 300,763
1,613,985
Banks - 6.7%
Amalgamated Financial Corp. 10,369 275,401
Bancorp, Inc. (The)* 18,316 799,310
Bridgewater Bancshares, Inc.* 9,549 119,458
Business First Bancshares, Inc. 8,652 195,103
Byline Bancorp, Inc. 14,917 325,787
California Bancorp* 2,865 72,570
Capstar Financial Holdings, Inc. 7,064 128,494
Coastal Financial Corp.* 4,539 181,106
CrossFirst Bankshares, Inc.* 16,822 237,527
Customers Bancorp, Inc.* 10,724 573,091
Dime Community Bancshares, Inc. 13,256 302,369
Enterprise Financial Services Corp. 12,753 530,907
Esquire Financial Holdings, Inc. 2,795 139,359
Fidelity D&D Bancorp, Inc. 1,941 96,545
First Bank 8,608 118,274
First Foundation, Inc. 19,250 183,260
First Western Financial, Inc.* 3,264 55,651
Five Star Bancorp 5,891 140,383
FNCB Bancorp, Inc. 6,744 43,836
Guaranty Bancshares, Inc. 3,939 120,100
HomeTrust Bancshares, Inc. 5,930 161,000
Independent Bank Corp. 7,110 180,878
Investar Holding Corp. 3,326 59,535
John Marshall Bancorp, Inc. 4,820 91,580
MainStreet Bancshares, Inc. 2,571 47,615
Metropolitan Bank Holding Corp.* 3,770 182,807
Mid Penn Bancorp, Inc. 5,685 121,545
Midland States Bancorp, Inc. 7,346 192,906
Northeast Bank 2,853 156,430
Northeast Community Bancorp, Inc. 4,842 83,428
Norwood Financial Corp.
#
2,754 75,432
Oak Valley Bancorp 2,825 73,591
Old Second Bancorp, Inc. 15,250 207,705
OP Bancorp 5,113 55,783
Orange County Bancorp, Inc.
#
1,929 93,634
Origin Bancorp, Inc. 10,542 321,531
Parke Bancorp, Inc. 4,081 75,539
Pathward Financial, Inc. 8,866 459,082
Plumas Bancorp 2,008 70,842
Preferred Bank 5,089 365,594
ServisFirst Bancshares, Inc. 18,585 1,247,797

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Banks - (continued)
SmartFinancial, Inc. 5,798 $ 134,862
Southern States Bancshares, Inc. 3,017 77,115
Stock Yards Bancorp, Inc. 10,033 498,841
Summit Financial Group, Inc. 5,003 141,535
Triumph Financial, Inc.* 7,956 562,091
UMB Financial Corp. 16,564 1,366,530
United Community Banks, Inc. 40,606 1,110,168
Unity Bancorp, Inc. 3,432 94,002
12,947,929
Beverages - 1.2%
Coca-Cola Consolidated, Inc. 2,215 1,907,979
MGP Ingredients, Inc. 5,829 495,173
2,403,152
Biotechnology - 1.6%
Catalyst Pharmaceuticals, Inc.* 214,354 3,086,698
Building Products - 3.8%
CSW Industrials, Inc. 12,951 2,740,043
PGT Innovations, Inc.* 47,503 1,958,074
Quanex Building Products Corp. 27,468 857,551
Tecnoglass, Inc. 39,223 1,804,650
7,360,318
Capital Markets - 1.9%
Bridge Investment Group Holdings, Inc. - Class A 11,677 114,201
Hamilton Lane, Inc. - Class A 13,168 1,526,698
Open Lending Corp. - Class A* 40,865 299,949
P10, Inc. - Class A 18,121 166,713
PJT Partners, Inc. - Class A 8,274 795,711
Silvercrest Asset Management Group, Inc. - Class A 3,185 53,126
Victory Capital Holdings, Inc. - Class A 22,519 759,566
3,715,964
Chemicals - 0.6%
Hawkins, Inc. 16,991 1,131,091
Origin Materials, Inc.
#
,* 117,004 69,032
1,200,123
Commercial Services & Supplies - 0.9%
Driven Brands Holdings, Inc.* 136,514 1,789,699
Communications Equipment - 0.2%
Clearfield, Inc.
#
,* 15,169 382,107
Construction & Engineering - 3.0%
Ameresco, Inc. - Class A* 28,498 582,214
IES Holdings, Inc.* 16,817 1,378,321
MYR Group, Inc.* 13,916 2,001,817
Sterling Infrastructure, Inc.* 25,679 1,928,493
5,890,845
Consumer Finance - 0.1%
Atlanticus Holdings Corp.* 4,976 172,617
Consumer Staples Distribution & Retail - 1.1%
Ingles Markets, Inc. - Class A 3,852 324,531
Maplebear, Inc.
#
,* 74,238 1,816,604
2,141,135
Diversified REITs - 0.3%
Alpine Income Property Trust, Inc.
#
1,667 25,905

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Diversified REITs - (continued)
Essential Properties Realty Trust, Inc. 19,058 $ 474,735
500,640
Electrical Equipment - 3.9%
Encore Wire Corp. 13,133 2,961,492
NEXTracker, Inc. - Class A* 51,699 2,340,414
Preformed Line Products Co. 4,081 498,902
Shoals Technologies Group, Inc. - Class A* 141,496 1,863,502
7,664,310
Electronic Equipment, Instruments & Components - 5.1%
ePlus, Inc.* 26,781 2,023,037
Kimball Electronics, Inc.* 24,708 587,556
Napco Security Technologies, Inc. 36,567 1,270,703
Plexus Corp.* 27,316 2,587,372
Sanmina Corp.* 56,520 3,381,026
9,849,694
Energy Equipment & Services - 0.3%
Atlas Energy Solutions, Inc.
#
21,091 366,351
ProFrac Holding Corp. - Class A
#
,* 33,596 265,744
632,095
Entertainment - 0.8%
Madison Square Garden Entertainment Corp.* 31,211 1,040,575
Vivid Seats, Inc. - Class A* 85,171 488,881
1,529,456
Financial Services - 0.9%
International Money Express, Inc.* 11,895 245,037
Merchants Bancorp 14,759 645,558
NMI Holdings, Inc. - Class A* 27,666 883,099
1,773,694
Food Products - 0.2%
Mama's Creations, Inc.* 9,908 42,704
WK Kellogg Co. 22,678 294,587
337,291
Ground Transportation - 1.8%
ArcBest Corp. 19,706 2,347,576
PAM Transportation Services, Inc.* 18,337 379,759
Universal Logistics Holdings, Inc. 21,877 667,686
3,395,021
Health Care Equipment & Supplies - 4.0%
iRadimed Corp. 25,383 1,051,110
Semler Scientific, Inc.* 13,818 611,999
STAAR Surgical Co.* 98,158 2,749,406
UFP Technologies, Inc.* 15,357 2,587,808
Zynex, Inc.* 68,168 807,109
7,807,432
Health Care Providers & Services - 9.1%
AdaptHealth Corp. - Class A* 274,226 1,979,912
AMN Healthcare Services, Inc.* 75,978 5,623,132
Cross Country Healthcare, Inc.* 70,676 1,501,865
DocGo, Inc.* 208,887 772,882
Fulgent Genetics, Inc.
#
,* 59,574 1,464,925
Joint Corp. (The)* 29,661 289,491
Progyny, Inc.* 159,282 6,067,051
17,699,258

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Technology - 3.3%
Doximity, Inc. - Class A* 235,400 $ 6,344,030
Hotels, Restaurants & Leisure - 0.1%
ONE Group Hospitality, Inc. (The)* 6,355 27,962
Xponential Fitness, Inc. - Class A* 6,289 69,556
97,518
Household Durables - 3.4%
Cavco Industries, Inc.* 1,690 560,945
Century Communities, Inc. 6,468 560,776
Dream Finders Homes, Inc. - Class A* 6,684 219,703
Green Brick Partners, Inc.* 9,236 481,842
Installed Building Products, Inc. 5,785 1,127,207
KB Home 16,144 962,021
Landsea Homes Corp.* 7,692 96,842
Legacy Housing Corp.* 4,962 117,252
Lovesac Co. (The)* 3,153 73,023
M/I Homes, Inc.* 5,668 722,217
MDC Holdings, Inc. 15,195 950,903
Tri Pointe Homes, Inc.* 19,752 682,037
6,554,768
Household Products - 0.0%
Oil-Dri Corp. of America
#
1,356 88,086
Industrial REITs - 0.2%
Innovative Industrial Properties, Inc. 3,425 319,313
Plymouth Industrial REIT, Inc. 5,521 122,235
441,548
Insurance - 1.4%
F&G Annuities & Life, Inc. 42,828 1,920,408
Hagerty, Inc. - Class A
#
,* 28,860 232,323
Palomar Holdings, Inc.* 8,439 505,243
2,657,974
Interactive Media & Services - 1.9%
Cargurus, Inc. - Class A* 73,099 1,698,821
Shutterstock, Inc. 27,115 1,273,591
ZipRecruiter, Inc. - Class A* 55,800 776,736
3,749,148
IT Services - 2.7%
DigitalOcean Holdings, Inc.
#
,* 85,525 2,883,903
Perficient, Inc.* 34,573 2,355,459
5,239,362
Leisure Products - 0.1%
Malibu Boats, Inc. - Class A* 4,151 173,304
Life Sciences Tools & Services - 0.8%
Maravai LifeSciences Holdings, Inc. - Class A* 265,778 1,541,512
Machinery - 3.3%
Franklin Electric Co., Inc. 38,406 3,620,149
Kadant, Inc. 9,754 2,789,644
Velo3D, Inc.
#
,* 168,943 52,964
6,462,757
Marine Transportation - 1.9%
Eagle Bulk Shipping, Inc.
#
8,270 455,925
Matson, Inc. 29,094 3,259,401
3,715,326

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Media - 0.3%
PubMatic, Inc. - Class A* 31,593 $ 479,582
Metals & Mining - 4.6%
Alpha Metallurgical Resources, Inc. 10,777 4,302,610
MP Materials Corp.* 144,283 2,281,114
Olympic Steel, Inc. 9,028 610,112
Ramaco Resources, Inc. - Class A
#
42,081 794,489
Ryerson Holding Corp. 27,728 951,625
8,939,950
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AFC Gamma, Inc.
#
6,997 81,585
Chicago Atlantic Real Estate Finance, Inc. 6,231 98,886
Sachem Capital Corp. 15,509 55,677
236,148
Oil, Gas & Consumable Fuels - 1.1%
Ardmore Shipping Corp. 8,702 144,192
Callon Petroleum Co.* 14,282 458,738
Crescent Energy Co. - Class A
#
18,675 206,359
Empire Petroleum Corp.
#
,* 4,821 32,204
Granite Ridge Resources, Inc.
#
28,034 153,626
HighPeak Energy, Inc.
#
27,073 369,547
VAALCO Energy, Inc. 22,167 94,431
Viper Energy, Inc. 18,373 573,605
Vitesse Energy, Inc. 6,068 127,489
2,160,191
Personal Care Products - 0.3%
Beauty Health Co. (The)
#
,* 34,759 101,844
Medifast, Inc. 2,888 157,829
Olaplex Holdings, Inc.* 173,436 390,231
649,904
Pharmaceuticals - 2.7%
Amphastar Pharmaceuticals, Inc.* 96,320 5,139,635
Professional Services - 2.1%
CBIZ, Inc.* 41,498 2,641,763
CRA International, Inc. 5,826 624,780
DLH Holdings Corp.* 11,572 181,680
Heidrick & Struggles International, Inc. 16,748 501,938
RCM Technologies, Inc.* 6,517 179,543
4,129,704
Semiconductors & Semiconductor Equipment - 9.3%
ACM Research, Inc. - Class A* 55,268 951,715
Allegro MicroSystems, Inc.* 191,405 4,965,046
Amkor Technology, Inc. 194,290 6,151,221
Diodes, Inc.* 45,685 3,075,514
Navitas Semiconductor Corp. - Class A* 177,488 1,017,006
Photronics, Inc.* 62,195 1,817,338
17,977,840
Software - 0.3%
CoreCard Corp.* 8,391 101,531
Digital Turbine, Inc.* 100,733 542,951
644,482
Specialized REITs - 0.2%
National Storage Affiliates Trust 10,134 378,505

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - 1.9%
Arhaus, Inc. - Class A* 10,809 $ 126,357
Boot Barn Holdings, Inc.* 6,167 442,421
Group 1 Automotive, Inc. 2,808 730,249
Hibbett, Inc. 2,519 167,891
Lazydays Holdings, Inc.
#
,* 2,853 14,008
MarineMax, Inc.* 4,515 126,420
Penske Automotive Group, Inc. 13,680 2,029,702
Revolve Group, Inc. - Class A* 8,045 115,928
3,752,976
Textiles, Apparel & Luxury Goods - 0.1%
Figs, Inc. - Class A
#
,* 32,778 188,801
Trading Companies & Distributors - 7.7%
BlueLinx Holdings, Inc.* 7,300 841,982
Core & Main, Inc. - Class A* 143,986 5,948,062
Custom Truck One Source, Inc.* 202,221 1,322,525
GMS, Inc.* 33,803 2,844,860
Hudson Technologies, Inc.* 37,878 480,293
Karat Packaging, Inc. 16,616 400,778
Rush Enterprises, Inc. - Class A 67,667 3,038,925
14,877,425
Total Common Stocks (cost $189,374,299) 194,210,513
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, Institutional Class, 5.4393%
∞
(cost $45,631) 45,598 45,625
Investments Purchased with Cash Collateral from Securities Lending - 2.8%
Investment Companies - 2.2%
Janus Henderson Cash Collateral Fund LLC, 5.2576%
£,∞
4,325,159 4,325,159
Time Deposits - 0.6%
Royal Bank of Canada, 5.3100%, 2/1/24 $ 1,081,290 1,081,290
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $5,406,449) 5,406,449
Total Investments (total cost $194,826,379 ) - 102.8% 199,662,587
Liabilities, net of Cash, Receivables and Other Assets - (2.8%) (5,392,636)
Net Assets - 100.0% $194,269,951
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 199,518,395 99.9%
Ireland 144,192 0.1
Total $ 199,662,587 100.0%

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2024

Schedule of Affiliated Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases Sales Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments,
at Value at
1/31/24
Dividend
Income
Investments Purchased with Cash Collateral from
Securities Lending - 2.8%
Investment Companies - 2.2%
Janus Henderson Cash Collateral
Fund LLC, 5.2576%
∞
$ 1,240,127 $ 15,729,527 $ (12,644,495) $ – $ – $ 4,325,159 $ 6,175
Δ

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at January 31, 2024.
∞ Rate shown is the 7-day yield as of January 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 194,210,513 $ — $ —
Investment Companies 45,625 — —
Investments Purchased with Cash Collateral from Securities
Lending — 5,406,449 —
Total Assets $ 194,256,138 $ 5,406,449 $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70326 03-24